Allowance For Loan Losses (Changes in Allowance for Loan Losses) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 520,259	¥ 626,177	¥ 772,957
Provision (credit) for loan losses		34,560	(60,223)	(126,230)
Charge-offs		(112,319)	(79,222)	(65,148)
Recoveries		20,665	23,283	26,535
Net charge-offs		(91,654)	(55,939)	(38,613)
Others	[1]	(11,918)	10,244	18,063
Balance at end of fiscal year		451,247	520,259	626,177
Allowance for loan losses of which individually evaluated for impairment		238,941	307,573
Allowance for loan losses of which collectively evaluated for impairment		212,306	212,686
Loans	[2]	77,722,525	78,211,691
Loans of which individually evaluated for impairment	[2]	722,097	869,145
Loans of which collectively evaluated for impairment	[2]	77,000,428	77,342,546
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		423,177	501,349	641,895
Provision (credit) for loan losses		33,532	(40,167)	(128,368)
Charge-offs		(97,536)	(64,634)	(47,927)
Recoveries		17,232	19,086	21,423
Net charge-offs		(80,304)	(45,548)	(26,504)
Others	[1]	(8,666)	7,543	14,326
Balance at end of fiscal year		367,739	423,177	501,349
Allowance for loan losses of which individually evaluated for impairment		222,591	284,247
Allowance for loan losses of which collectively evaluated for impairment		145,148	138,930
Loans	[2]	59,385,962	59,108,129
Loans of which individually evaluated for impairment	[2]	634,049	788,343
Loans of which collectively evaluated for impairment	[2]	58,751,913	58,319,786
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		60,469	95,542	109,189
Provision (credit) for loan losses		(15,474)	(33,261)	(12,712)
Charge-offs		(2,173)	(3,266)	(3,935)
Recoveries		1,399	1,454	3,000
Net charge-offs		(774)	(1,812)	(935)
Balance at end of fiscal year		44,221	60,469	95,542
Allowance for loan losses of which individually evaluated for impairment		3,829	8,092
Allowance for loan losses of which collectively evaluated for impairment		40,392	52,377
Loans	[2]	12,414,453	12,791,303
Loans of which individually evaluated for impairment	[2]	24,768	31,580
Loans of which collectively evaluated for impairment	[2]	12,389,685	12,759,723
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		36,613	29,286	21,873
Provision (credit) for loan losses		16,502	13,205	14,850
Charge-offs		(12,610)	(11,322)	(13,286)
Recoveries		2,034	2,743	2,112
Net charge-offs		(10,576)	(8,579)	(11,174)
Others	[1]	(3,252)	2,701	3,737
Balance at end of fiscal year		39,287	36,613	¥ 29,286
Allowance for loan losses of which individually evaluated for impairment		12,521	15,234
Allowance for loan losses of which collectively evaluated for impairment		26,766	21,379
Loans	[2]	5,922,110	6,312,259
Loans of which individually evaluated for impairment	[2]	63,280	49,222
Loans of which collectively evaluated for impairment	[2]	¥ 5,858,830	¥ 6,263,037

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.